CONFORMED
SEC File Nos. 2-26516
811-1435

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  68
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  37

AMCAP FUND, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)
Registrant's telephone number, including area code:
(213) 486-9200

Julie F. Williams
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
ERIC A.S. RICHARDS, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on February 15, 2002, pursuant to paragraph (a) of rule 485.

[logo - American Funds (SM)]

                                   AMCAP Fund

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
   1      Risk/Return Summary
-----------------------------------------------------
   5      Fees and Expenses of the Fund
-----------------------------------------------------
   7      Investment Objective, Strategies and Risks
-----------------------------------------------------
   10     Management and Organization
-----------------------------------------------------
   12     Shareholder Information
-----------------------------------------------------
   13     Choosing a Share Class
-----------------------------------------------------
   15     Purchase and Exchange of Shares
-----------------------------------------------------
   17     Sales Charges
-----------------------------------------------------
   19     Sales Charge Reductions and Waivers
-----------------------------------------------------
   20     Plans of Distribution
-----------------------------------------------------
   21     How to Sell Shares
-----------------------------------------------------
   22     Distributions and Taxes
-----------------------------------------------------
   23     Financial Highlights
-----------------------------------------------------

                               FEBRUARY 15, 2002


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth.

 The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                         AMCAP FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)

[bar chart]
1991 36.88%
1992  7.19
1993 11.01
1994 -0.24
1995 28.71
1996 14.16
1997 30.55
1998 30.02
1999 21.78
2000  7.50
[end bar chart]

         Highest/lowest quarterly results during this time period were:

         HIGHEST           22.00%  (quarter ended December 31, 1998)
         LOWEST            -8.62% (quarter ended September 30, 1998)

AMCAP FUND / PROSPECTUS

 Unlike the bar chart above, the Investment Results Table (With Sales Charges Imposed) below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more. Class B share results reflect the maximum contingent deferred sales charge of 5.00%. These charges begin to decline after 12 months and are eliminated after six years. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 The fund's results are shown on a pre-tax and after-tax basis. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividend or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assumes that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

 After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.
  After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

 YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND MAY DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER TAX RETURNS ARE NOT RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 PLAN.

 Since the fund's Class C and F shares were first available on March 15, 2001 and and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

                                                         AMCAP FUND / PROSPECTUS

 INVESTMENT RESULTS TABLE (WITH SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 ------------------------------------------------------------------------------
 CLASS A - BEGAN 5/1/67
 Before Taxes                              %           %          %           %
 After Taxes on Distributions              %           %          %           %
 After Taxes on Distributions and          %           %          %           %
 Sale of Fund Shares
 ------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                              %         N/A        N/A         N/A
 ------------------------------------------------------------------------------
 INDEXES (WITH NO SALES CHARGES, FEES, EXPENSES OR TAXES IMPOSED)
 S&P 500/1/                                %           %          %           %
 Consumer Price Index/2/                   %           %          %           %


 1 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

AMCAP FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                         CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS E/1/   CLASS F/1/
 ------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases
 (as a percentage        5.75%/2/      none          none        none        none
 of offering price)
 ------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on reinvested     none        none        none          none        none
 dividends
 ------------------------------------------------------------------------------------
 Maximum deferred sales    none/3/     5.00%/4/    1.00%/5/      none        none
 charge
 ------------------------------------------------------------------------------------
 Redemption or exchange
 fees                      none        none        none          none        none


 1 Includes versions of these classes offered through the Virginia
  CollegeAmerica 529 plan. Class E is only available through the CollegeAmerica 529 plan.
 2 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 4 Deferred sales charges are reduced after 12 months and eliminated after six years.
 5 Deferred sales charge is eliminated after 12 months.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                            CLASS A  CLASS B  CLASS C/1/  CLASS F/1/
 ------------------------------------------------------------------------------
 Management Feess           0.36%    0.36%   0.36%        0.36%
 ------------------------------------------------------------------------------
 Distribution and/or        0.22%    1.00%   1.00%        0.25%
 Service (12b-1) Fees/2/
 ------------------------------------------------------------------------------
 Other Expenses             0.09%    0.11%   0.19%        0.18%
 ------------------------------------------------------------------------------
 Total Annual Fund          0.67%    1.47%   1.55%        0.79%
 Operating Expenses

                            CLASS    CLASS   CLASS        CLASS      CLASS
                            529A/3/  529B/3/ 529C/3/      529E/3/    529F/3/
 ------------------------------------------------------------------------------
 Management Fees            0.36%    0.36%   0.36%        0.36%       0.36%
 ------------------------------------------------------------------------------
 Distribution and/or        0.22%    1.00%   1.00%        0.50%       0.25%
 Service (12b-1) Fees/3/
 ------------------------------------------------------------------------------
 Other Expenses             0.27%    0.27%   0.27%        0.27%       0.27%
 ------------------------------------------------------------------------------
 Virginia Administrative
 Fee/4/
 (included in Other         0.10%    0.10%   0.10%        0.10%       0.10%
 Expenses)
 ------------------------------------------------------------------------------
 Total Annual Fund          0.85%    1.63%   1.63%        1.13%        0.88%
 Operating Expenses


 1 Based on estimated amounts for the current fiscal year.
 2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
 3 Class 529A and 529F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
 4 Virginia College Savings Plan receives 0.10% for administrative services it provides in overseeing the CollegeAmerica 529 college savings plan.

                                                         AMCAP FUND / PROSPECTUS

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

 Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE   THREE   FIVE     TEN
                                             YEAR  YEARS  YEARS    YEARS
 -------------------------------------------------------------------------
 Class A/1/                                  $640  $777   $927    $1,362
 -------------------------------------------------------------------------
 Class B - assuming redemption/2/            $650  $865   $1,003  $1,540
 -------------------------------------------------------------------------
 Class B - assuming no redemption            $150  $465   $803    $1,540
 -------------------------------------------------------------------------
 Class C - assuming redemption/3/            $258  $490   $845    $1,845
 -------------------------------------------------------------------------
 Class C - assuming no redemption            $158  $490   $845    $1,845
 -------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/     $81   $252   $439    $978
 -------------------------------------------------------------------------
 Class 529A/1/                               $657  $831   $1,019  $1,564
 -------------------------------------------------------------------------
 Class 529B - assuming redemption/2/         $666  $914   $1,087  $1,724
 -------------------------------------------------------------------------
 Class 529B - assuming no redemption         $166  $514   $887    $1,724
 -------------------------------------------------------------------------
 Class 529C - assuming redemption/3/         $266  $514   $887    $1,933
 -------------------------------------------------------------------------
 Class 529C - assuming no redemption         $166  $514   $887    $1,933
 -------------------------------------------------------------------------
 Class 529E                                  $115  $359   $662    $1,375
 -------------------------------------------------------------------------
 Class 529F - excludes intermediary fees/4/  $90   $281   $488    $1,084


 1 Reflects the maximum initial sales charge in the first year.
 2 Reflects applicable contingent deferred sales charges through year six and Class A or 529A expenses for years nine and ten since Class B and 529B shares automatically convert to Class A and 529A shares after eight years.
 3 Reflects contingent deferred sales charge during the first year.
 4 Does not include fees charged by financial intermediaries which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

AMCAP FUND / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in common stocks of issuers located in the U.S.

 The values of equity securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social and economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices, but it also could reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average long-term growth opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                                         AMCAP FUND / PROSPECTUS

 INVESTMENTS RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 ------------------------------------------------------------------------------
 CLASS A - BEGAN 5/1/67
 Before Taxes                          %           %           %         %
 After Taxes on Distributions          %           %           %         %
 After Taxes on Distributions and      %           %           %         %
 Sale of Fund Shares
 ------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                          %         N/A         N/A       N/A
 ------------------------------------------------------------------------------
 INDEXES (WITH NO SALES CHARGES, FEES, EXPENSES OR TAXES IMPOSED)
 S&P 500/1/                            %           %           %         %
 Lipper Multi-Cap Core Average/2/      %           %           %         %
 S&P MidCap 400 Index/3/               %           %           %         %


 1 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Multi-Cap Core Average consists of funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Standard & Poor's MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. MidCap companies represented in this index typically have market capitalizations between $1-$5 billion. It is a market-value weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund's Class A shares began investment operations; therefore, lifetime results are not available.

AMCAP FUND / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF FEBRUARY 28, 2001
 [pie chart]
 Media 10.73%
 Commercial Services & Supplies 9.40%
 Diversified Financials 6.08%
 Semiconductor Equipment & Products 4.74%
 Specialty Retail 4.23%
 Other Industries 44.80%
 Cash & Cash Equivalents 20.02%
 [end pie chart]

 LARGEST INDIVIDUAL EQUITY HOLDINGS AS OF FEBRUARY 28, 2001
                                          PERCENT OF NET ASSETS
 ---------------------------------------------------------------
 Viacom                                  2.90%
 ---------------------------------------------------------------
 Medtronic                               2.65
 ----------------------------------------
 AOL Time Warner                         2.45
 ---------------------------------------------------------------
 Fannie Mae                              2.19
 ---------------------------------------------------------------
 Concord EFS                             2.18
 ---------------------------------------------------------------
 Interpublic Group of Companies          2.06
 ---------------------------------------------------------------
 USA Education                           1.98
 ---------------------------------------------------------------
 CenturyTel                              1.86
 ---------------------------------------------------------------
 Philip Morris                           1.62
 ---------------------------------------------------------------
 Robert Half International               1.61
 ---------------------------------------------------------------

 Because the fund is actively managed, its holdings will change from time to time.

 For updated information on the fund's portfolio holdings, please access the American Funds website at www.americanfunds.com.

                                                         AMCAP FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

AMCAP FUND / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for AMCAP Fund are:


  PORTFOLIO COUNSELOR/ FUND      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
  TITLE (IF APPLICABLE)               EXPERIENCE           (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 -----------------------------------------------------------------------------------------------------------
  R. MICHAEL SHANAHAN                  16 years            Chairman of the Board and Principal Executive
  Chairman of the Board and                                Officer, Capital Research and Management Company
  Principal Executive
  Officer                                                  Investment professional for 37 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate

 -----------------------------------------------------------------------------------------------------------
  CLAUDIA P. HUNTINGTON                6 years             Senior Vice President, Capital Research and
  President and Director         (plus 14 years prior      Management Company
                               experience as a research
                              professional for the fund)   Investment professional for 29 years in total; 26
                                                           years with Capital Research and Management
                                                           Company or affiliate
 -----------------------------------------------------------------------------------------------------------
  TIMOTHY D. ARMOUR                    6 years             Chairman and Principal Executive Officer, Capital
  Senior Vice President          (plus 8 years prior       Research Company
                               experience as a research
                              professional for the fund)   Investment professional for 19 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
 -----------------------------------------------------------------------------------------------------------
  C. ROSS SAPPENFIELD                  3 years             Vice President and Director, Capital Research
  Vice President                 (plus 7 years prior       Company
                               experience as a research
                              professional for the fund)   Investment professional for 10 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
 -----------------------------------------------------------------------------------------------------------

                                                         AMCAP FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                        Call toll-Free from anywhere in the U.S.
                                (8 a.m. to 8 p.m. ET):
                                    800/421-0180

                          Access the American Funds Website
                                www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-9508         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE 529 PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO YOUR 529 ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

AMCAP FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers different classes of shares through this prospectus. Class A, B, C, and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Investors residing in any state may purchase Class 529A, 529B, 529C, 529E, and 529F shares only by establishing a qualified tuition savings account through the Virginia CollegeAmerica program. The 529A, 529B, 529C, and 529F share classes are structured similarly to the corresponding Class A, B, C, and F shares. For example, the same initial sales charges apply to Class 529A shares as they do Class A shares. Class 529E shares are only available to investors participating through an eligible employer plan.

 Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529A SHARES.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529B or 529C shares to cover higher education expenses);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F and 529F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529A, 529B, 529C OR 529F SHARES.

                                                         AMCAP FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
  Initial sales charge   up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
  Contingent deferred    none (except on certain redemptions on purchases of $1
  sales charge           million or more made without an initial sales charge)
  12b-1 fees             up to 0.25% annually
  Dividends              higher than other classes due to lower annual expenses
  Purchase maximum       none
  Conversion             none

  CLASS B SHARES

  Initial sales charge   none
  Contingent deferred    starts at 5.00% and declines until it reaches 0% after six
  sales charge           years
  12b-1 fees             1.00% annually
  Dividends              lower than A and F shares due to higher distribution fees
                         and other expenses
  Purchase maximum       $100,000
  Conversion             automatic conversion to A
                         or 529A
                         shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES

  Initial sales charge   none
  Contingent deferred    1.00% if shares are sold within one year after being
  sales charge           purchased
  12b-1 fees             1.00% annually
  Dividends              lower than other classes due to higher distribution fees
                         and other expenses
  Purchase maximum       $500,000
  Conversion             automatic conversion to F shares after 10 years, reducing
                         future annual expenses; 529C shares will not convert to
                         529F shares
 CLASS F SHARES

  Initial sales charge   none
  Contingent deferred    none
  sales charge
  12b-1 fees             currently 0.25% annually
  Dividends              higher than B and C shares due to lower distribution
                         fees, but typically lower than A shares due to higher
                         other expenses
  Purchase maximum       none
  Conversion             none

 CLASS 529E SHARES

  Initial sales charge   none
  Contingent deferred    none
  sales charge
  12b-1 fees             currently
                         0.50%
                         annually
  Dividends              higher than 529B and 529C shares due to lower distri
                         bution fees, but lower than 529A and 529F shares due to
                         higher distribution fees
  Purchase maximum       none
  Conversion             none

AMCAP FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B, AND C SHARES

 You may generally open an account and purchase Class A, B, and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 You may generally only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 PURCHASE OF CLASS 529 SHARES

 Class 529 shares may be purchased only through a CollegeAmerica account. You can open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 Class 529E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Class A, B, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. EXCHANGES FROM UGMA OR UTMA CUSTODIAL ACCOUNTS INVESTED IN CLASS A, B, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE 529 PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge.

                                                         AMCAP FUND / PROSPECTUS

 Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT THEY HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 --------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)    $    250
   For a retirement plan account through payroll deduction       $     25
 To add to an account                                            $     50
   For a retirement plan account through payroll deduction       $     25
 --------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                             $100,000
 --------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                             $500,000

 PURCHASE MINIMUMS AND MAXIMUMS


 VALUING SHARES

 The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund's board has adopted procedures for making "fair value" determinations, in certain circumstances, for example, if market quotations are not readily available or do not accurately reflect fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

AMCAP FUND / PROSPECTUS

 SALES CHARGES

 CLASS A SHARES

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and accordingly, will reduce the amount of your investment.


                             SALES CHARGE AS A PERCENTAGE OF
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%          5.00   %
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%              4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%              3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%              2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%              2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%              1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%              1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and           none             none               none
 certain other investments
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

                                                         AMCAP FUND / PROSPECTUS

 CLASS B AND C SHARES

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares, in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529C shares will not convert to Class 529F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens you would have the option of converting your Class B, 529B or C shares to the respective share classes at the anniversary dates described above, but may face certain tax consequences.

 CLASS F AND 529E SHARES

 Class F and Class 529E shares are sold without any initial or contingent deferred sales charge.

AMCAP FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                                         AMCAP FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS

 The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2;

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts); or

 . for redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (only applies to 529 shareholders).



 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, up to 0.50% for Class F shares, and up to 0.75% for Class 529E shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

AMCAP FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $75,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

 . Redemptions by telephone, fax, or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                                         AMCAP FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually twice a year. Capital gains, if any, are usually distributed twice a year. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
  Dividend and capital gain distributions by 529 share classes will automatically be reinvested.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 PLEASE REFER TO THE 529 PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING YOUR 529 SHARES. PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION IN GENERAL.

AMCAP FUND / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A, B, C and F shares. A similar table will be shown for the 529 share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                  CLASS A
                         -----------------------------------------------------------
                                               YEAR ENDED FEBRUARY 28/29
                         Six months
                            ended
                         August 31,
                          2001/1,2/    2001     2000      1999     1998      1997
                         -----------------------------------------------------------
 NET ASSET VALUE,         $ 17.24     $19.00   $17.84   $ 16.93   $14.60    $14.40
 BEGINNING OF YEAR
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income     .07/3/      .22/3/     .13       .12      .10       .12
 Net gains (losses) on
 securities (both
 realized and              (.63)/3/    .38/3/    3.61      3.21     4.80      1.51
 unrealized)
 -----------------------------------------------------------------------------------
 Total from investment      (.56)        .60     3.74      3.33     4.90      1.63
 operations
 -----------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)            --       (.10)    (.10)     (.13)    (.10)     (.12)
 Distributions (from        (.57)      (2.26)   (2.48)    (2.29)   (2.47)    (1.31)
 capital gains)
 -----------------------------------------------------------------------------------
 Total distributions        (.57)      (2.36)   (2.58)    (2.42)   (2.57)    (1.43)
 -----------------------------------------------------------------------------------
 NET ASSET VALUE,         $ 16.11     $17.24   $19.00   $ 17.84   $16.93    $14.60
 END OF YEAR
 -----------------------------------------------------------------------------------
 TOTAL RETURN/4/           (3.42)%      3.03%   22.30%    21.07%   36.97%    11.74%
 -----------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of       $ 7,316     $7,417   $7,270    $5,939   $4,891    $3,807
 year (in millions)
 -----------------------------------------------------------------------------------
 Ratio of expenses to      .70%/5/       .67%     .68%      .67%    .68%      .69%
 average net assets
 -----------------------------------------------------------------------------------
 Ratio of net income
 to average net assets     .73%/5/      1.18%     .72%      .70%    .62%      .81%


 1 Based on operations for the period shown and, accordingly, not representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

                                                         AMCAP FUND / PROSPECTUS

                                     CLASS B                  CLASS C        CLASS F
                           Six months     March 15, 2000
                          ended August    to February 28,   March 15 to    March 15 to
                          31, 2001/1,2/       2001/2/        August 31,     August 31,
                                                              2001/1,2/      2001/1,2/
 ----------------------------------------------------------------------------------------
 NET ASSET VALUE,        $       17.14    $       19.06    $       16.50   $      16.60
 BEGINNING OF PERIOD
 ----------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
 (loss)/3/                          --              .09             (.04)           .04
 Net gains (losses) on
 securities (both
 realized and                    (.62)              .31              .03            .02
 unrealized)/3/
 ----------------------------------------------------------------------------------------
 Total from investment           (.62)              .40            (.01)          (.06)
 operations
 ----------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)                 --            (.06)               --             --
 Distributions (from             (.57)           (2.26)            (.57)          (.57)
 capital gains)
 ----------------------------------------------------------------------------------------
 Total distributions             (.57)           (2.32)            (.57)          (.57)
 ----------------------------------------------------------------------------------------
 NET ASSET VALUE,        $       15.95    $       17.14    $       15.92   $      16.09
 END OF PERIOD
 -----------------------------------------------------------------------------------------------
 TOTAL RETURN/4/                (3.79)%            1.93%          (.24)%            19%
 ----------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
 period                  $    96          $    41          $    34         $    40
 (in millions)
 -----------------------------------------------------------------------------------------------
 Ratio of expenses to           1.49%/5/        1.47%/5/      .87%          .41%
 average net assets
 ----------------------------------------------------------------------------------------
 Ratio of net income
 to average net assets              --           .50%/5/              --           .23%




                                            YEAR ENDED FEBRUARY 28/29
                          Six months
                          ended August
                          31, 2001
                          /1,2/           2001       2000     1999    1998     1997

                           -----------------------------------------------------
 Portfolio turnover rate
 for all classes of shares   13.39%      39.41%      34.36%   36.46%  31.42%   13.39%




 1 Based on operations for the period shown and, accordingly, not representative of a full year.
 2 Unaudited
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

AMCAP FUND / PROSPECTUS

FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                            800/421-0180
FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
FOR DEALER SERVICES                          American Funds Distributors
                                                   800/421-9900, ext. 11
FOR COLLEGEAMERICA                        American Funds Service Company
                                                  800/421-0180, ext. 529
FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                            800/325-3590
                                            American FundsLine OnLine(R)
                                            http://www.americanfunds.com


            TELEPHONE CONVERSATIONS MAY BE RECORDED OR MONITORED FOR VERIFICATION, RECORDKEEPING AND QUALITY ASSURANCE PURPOSES.



MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

529 PROGRAM DESCRIPTION Contains additional information about the policies and services offered to CollegeAmerica 529 shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or 529 Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

Investment Company File No. 811-1435
                                                       Printed on recycled paper
                                                                AMCAP-010-0501/B

                                AMCAP FUND, INC.

                                     Part B
                      Statement of Additional Information

                               February 15, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of AMCAP Fund (the "fund" or "AMCAP") dated February 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                                AMCAP Fund, Inc.
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines. . . . . .                     2
Description of Certain Securities and Investment Techniques                  2
Fundamental Policies and Investment Restrictions. . . . .                    4
Management of the Fund . . . . . . . . . . . . . . . . . .                   6
Taxes and Distributions. . . . . . . . . . . . . . . . .                    19
Purchase of Shares. . . . . . . . . . . . . . . . . . . .                   23
Sales Charges. . . . . . . . . . . . . . . . . . . . . .                    27
Sales Charge Reductions and Waivers. . . . . . . . . . .                    30
Individual Retirement Account (IRA) Rollovers . . . . . .                   33
Price of Shares . . . . . . . . . . . . . . . . . . . . .                   34
Selling Shares. . . . . . . . . . . . . . . . . . . . . .                   36
Shareholder Account Services and Privileges. . . . . . .                    38
Execution of Portfolio Transactions. . . . . . . . . . .                    41
General Information. . . . . . . . . . . . . . . . . . .                    42
Class A Share Investment Results and Related Statistics.                    43
Appendix. . . . . . . . . . . . . . . . . . . . . . . . .                   45
Financial Statements




                              AMCAP Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINES

 .    The fund will invest primarily in common stocks of companies domiciled in the U.S. In determining whether a company is domiciled in the U.S., the fund's Investment Adviser will consider the domicile determination of a leading securities index and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. The fund will generally only invest in U.S. securities that are traded in U.S. markets.

 .    The fund may also invest in securities convertible into common stocks, straight (nonconvertible) debt securities, cash or cash equivalents, U.S. government securities or nonconvertible preferred stocks.

DEBT SECURITIES

 .    The fund may invest in debt securities rated A or better by Standard &
     Poor's Corporation or Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality).

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred


                              AMCAP Fund - Page 2
stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


                              AMCAP Fund - Page 3

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1.   The fund may not invest in:

     (a)
     real estate (although it has not been the practice of the fund to make such investments, the fund may invest in the securities of real estate investment trusts);

     (b)   commodities or commodity contracts;

     (c)   companies for the purpose of exercising control or management;

     (d)
     the securities of companies which, with their predecessors, have a record of less than three years' continuing operation, if such purchase at the time thereof would cause more than 5% of the value of the fund's total assets to be invested in the securities of such companies;

     (e)
     securities which would subject the fund to unlimited liability (such as assessable shares or partnership interests);

     (f)
     any securities of another issuer if immediately after and as a result of such purchase (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund or (2) the fund shall own more than 10% of any class of securities or of the outstanding voting securities of such issuer; or

     (g)
     any securities if immediately after and as a result of such purchase more than 25% of the market value of the total assets of the fund are invested in securities of companies in any one industry.

2.   The fund may not engage in short sales or margin purchases.

3. The fund may not lend money or securities. The making of deposits with banks and the purchase of a portion of the issue of bonds, debentures, or other debt securities which are publicly distributed or of a type generally purchased by institutional investors, are not regarded as loans.

4. The fund may not invest more than 10% of the value of its total assets in securities that are illiquid, nor may it engage in the business of underwriting securities of other issuers.


                              AMCAP Fund - Page 4

5. The fund may not borrow in excess of 10% of its total assets taken at cost or pledge its assets taken at market value to an extent greater than 15% of total assets taken at cost. Asset coverage of at least 300% taken at market value must be maintained. No borrowing may be undertaken except as a temporary measure for extraordinary or emergency purposes. (The fund may borrow only from banks. The fund, however, has never borrowed and does not currently anticipate borrowing.)

Investment restriction #1 does not apply to deposits in banks or to the purchase of securities issued or fully guaranteed by the U.S. government (or its agencies or instrumentalities). For purposes of investment restriction #1(g), the fund will not invest 25% or more (rather than "more than 25%") of its total assets in the securities of issuers in the same industry.


Notwithstanding investment restriction #5, the fund has no current intention (at least during the next 12 months) to leverage its assets.


The following policies are non-fundamental policies which may be changed by action of the Board of Directors, without shareholder approval.


1. The fund may not invest in securities of open-end investment companies except in connection with a merger, consolidation or acquisition of assets. (Notwithstanding this restriction, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.)

2. The fund may invest in securities of closed-end investment companies within the limitations imposed by the 1940 Act. In general, this means that the fund
(i) will not own more than 3% of the outstanding voting stock of a closed-end investment company, (ii) will not invest more than an aggregate of 5% of its total assets in securities issued by closed-end investment companies, and (iii) together with all other investment companies served by the Investment Adviser, will not own more than 10% of the outstanding voting stock of a closed-end investment company. Any such purchases will be made only in the open market or as a part of a merger, consolidation, or acquisition of assets, and will not involve commissions or profits to a sponsor or dealer other than customary brokerage commissions.


                              AMCAP Fund - Page 5

                             MANAGEMENT OF THE FUND



BOARD OF DIRECTOR AND OFFICERS

                                                                                                                          OTHER
                                                                                                  NUMBER                  DIRECTOR-
                                                                                                  OF BOARDS WITHIN THE    SHIPS
                              POSITION   TERM OF OFFICE                                           FUND COMPLEX ON WHICH   HELD BY
                                WITH      AND LENGTH OF       PRINCIPAL OCCUPATION(S) DURING      DIRECTOR SERVES         THE FUND
   NAME, ADDRESS AND AGE        FUND       TIME SERVED                 PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director                    Private Investor.  Former President             19
 P.O. Box 144                                              and Chief Executive Officer, The
 Palos Verdes Estates, CA                                  Mission Group (non-utility holding
 90274                                                     company, subsidiary of Southern
 Age: 67                                                   California Edison Company)
-------------------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan               Director                    Founder and President, M.A.D., Inc.              3             N/A
 1033 Gayley Avenue                                        (a communications company)
 Los Angeles, CA 90024
 Age: 54
-------------------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Director                    Managing Director, Senior Resource              17             N/A
 4660 La Jolla Village                                     Group LLC (development and
 Drive                                                     management of senior living
 Suite 725                                                 communities)
 San Diego, CA 92121
 Age: 65
-------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila           Director                    President, Ladera Management Company             5             N/A
 29 Commonwealth Ave.,                                     (venture capital and agriculture)
 Suite 906
 Boston, MA 02116
 Age: 46
-------------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck             Director                    Senior Associate, Reuters                        3
 Reuters America, Inc.                                     Foundation; Senior Fellow, Institute
 1333 H Street, NW                                         for International Economics;
 Washington, DC 20005                                      Consultant, The Independent of
 Age: 56                                                   London
-------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton             Director                    Chairman/Chief Executive Officer,                7
 1800 Byberry Road                                         Cairnwood, Inc. (venture capital
 Huntingdon, PA 19006                                      investment)
 Age: 61
-------------------------------------------------------------------------------------------------------------------------
 Olin C. Robison               Director                    President of the Salzburg Seminar;               3
 The Marble Works                                          President Emeritus, Middlebury
 P.O. Box 886                                              College
 Middlebury, VT 05753
 Age: 64
-------------------------------------------------------------------------------------------------------------------------
 Steven B. Sample              Director                    President, University of Southern                2
 University of Southern                                    California
 California
 Bovard Administration 110
 Los Angeles, CA 90089
 Age: 60
-------------------------------------------------------------------------------------------------------------------------





                              AMCAP Fund - Page 6

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                              AMCAP Fund - Page 7

                                                                                                                          OTHER
                                                                                                  NUMBER                  DIRECTOR-
                                                                                                  OF BOARDS WITHIN THE    SHIPS
                              POSITION   TERM OF OFFICE                                           FUND COMPLEX ON WHICH   HELD BY
                                WITH      AND LENGTH OF       PRINCIPAL OCCUPATION(S) DURING      DIRECTOR SERVES         THE FUND
   NAME, ADDRESS AND AGE        FUND       TIME SERVED                 PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/+//**/
------------------------------------------------------------------------------------------------------------------------------------
 James D. Fullerton     Chairman                        Retired, former Chairman of the                   1               N/A
 301 E. Colorado        Emeritus                        Board, The Capital Group
 Blvd.,                                                 Companies, Inc.*
 Suite 520
 Pasadena, CA 91101
 Age: 84
-----------------------------------------------------------------------------------------------------------------------
 Claudia P.             President                       Senior Vice President, Capital                    1               N/A
 Huntington             and                             Research and Management
 333 South Hope         Director                        Company
 Street
 Los Angeles, CA
 90071
 Age: 49
-----------------------------------------------------------------------------------------------------------------------
 R. Michael Shanahan    Chairman                        Chairman of the Board and                         2               N/A
 333 South Hope         of the                          Principal Executive Officer, Capital
 Street                 Board and                       Research and Management
 Los Angeles, CA        Principal                       Company; Director, American
 90071                  Executive                       Funds Distributors, Inc.*; Director,
 Age: 62                Officer                         The Capital Group Companies,
                                                        Inc.*; Chairman of the Board,
                                                        Capital Management Services,
                                                        Inc.*
-----------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Armour       Senior Vice                     Chairman and Principal Executive                  3               N/A
333 South Hope Street   President                       Officer, Capital Research
Los Angeles, CA 90071                                   Company*; Executive Vice
Age: 40                                                 President and Director, Capital
                                                        Research and Management
                                                        Company; Director, The Capital
                                                        Group Companies, Inc.*; Director,
                                                        Capital Management Services,
                                                        Inc.*
-----------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.     Senior Vice                     Executive Vice President and                      20               N/A
 333 South Hope         President                       Director, Capital Research and
 Street                                                 Management Company; Director,
 Los Angeles, CA                                        American Funds Distributors, Inc.*;
  90071                                                 Director, American Funds Service
 Age: 52                                                Company*; Director, The Capital
                                                        Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------
 Joanna F. Jonsson      Vice                            Executive Vice President and                       2               N/A
 P.O. Box 7650          President                       Director, Capital Research
 San Francisco, CA                                      Company*; Director, Capital
  94120                                                 International Research, Inc.*
 Age: 37
-----------------------------------------------------------------------------------------------------------------------
 C. Ross Sappenfield    Vice                            Vice President and Director,                       1               N/A
 630 Fifth Avenue       President                       Capital Research Company*
 New York, NY  10111
 Age: 35
-----------------------------------------------------------------------------------------------------------------------
 Stuart R. Strachan     Vice                            Vice President and Senior Counsel                   2               N/A
 333 South Hope         President                       - Fund Business Management
 Street                                                 Group, Capital Research and
 Los Angeles, CA                                        Management Company
  90071
 Age: 44
-----------------------------------------------------------------------------------------------------------------------
 Julie F. Williams      Secretary                       Vice President - Fund Business                    12               N/A
 333 South Hope                                         Management Group, Capital
 Street                                                 Research and Management
 Los Angeles, CA                                        Company
  90071
 Age: 52
-----------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson      Treasurer                       Vice President - Fund Business                       7               N/A
 5300 Robin Hood Road                                   Management Group, Capital
 Norfolk, VA  23513                                     Research and Management
 Age: 32                                                Company
-----------------------------------------------------------------------------------------------------------------------
 Robert P. Simmer       Assistant                       Vice President - Fund Business                       3               N/A
 5300 Robin Hood Road   Treasurer                       Management Group, Capital
 Norfolk, VA  23513                                     Research and Management
 Age: 40                                                Company
-----------------------------------------------------------------------------------------------------------------------





                              AMCAP Fund - Page 8

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                              AMCAP Fund - Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                                      AGGREGATE DOLLAR RANGE OF SHARES OWNED IN ALL FUNDS
          NAME                DOLLAR RANGE OF FUND SHARES OWNED                       OVERSEEN BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                           $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan                                                 $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 Martin Fenton                                                   $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 James D. Fullerton                                              $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila                                             $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck                                               $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton                                               $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 Olin C. Robison                                                 $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 Steven B. Sample                                                $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/+/
---------------------------------------------------------------------------------------------------------------------------
 James D. Fullerton                                              $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington                                           $                                                      $
---------------------------------------------------------------------------------------------------------------------------
 R. Michael Shanahan                                             $                                                      $
---------------------------------------------------------------------------------------------------------------------------







                              AMCAP Fund - Page 10

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED FEBRUARY 28, 2001

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $10,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of ______, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                                                                TOTAL COMPENSATION (INCLUDING VOLUNTARILY DEFERRED
                                                                                    COMPENSATION/1/) FROM ALL FUNDS MANAGED BY
                               AGGREGATE COMPENSATION (INCLUDING VOLUNTARILY          CAPITAL RESEARCH AND MANAGEMENT COMPANY
            NAME                  DEFERRED COMPENSATION/1/) FROM THE FUND                      OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie          $15,700 /3/                                    $223,600/3/
------------------------------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan                $16,500                                        $68,500
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton                  $16,700  /3/                                   $168,800/3/
------------------------------------------------------------------------------------------------------------------------------------
 James D. Fullerton             $7,300                                         $7,300
------------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila            $16,100/3/                                     $119,800/3/
------------------------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck              $16,500/3/                                     $97,000/3/
------------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton              $17,000/3/                                     $150,800/3/
------------------------------------------------------------------------------------------------------------------------------------
 Olin C. Robison                $16,500/3/                                     $106,000/3/
------------------------------------------------------------------------------------------------------------------------------------
 Steven B. Sample               $15,500                                         $36,000
------------------------------------------------------------------------------------------------------------------------------------





                              AMCAP Fund - Page 11

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

* Company affiliated with Capital Research and Management Company.

** All of the officers listed, except C. Ross Sappenfield, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Directors is as follows: H. Frederick Christie ($54,254), Martin Fenton ($95,041), Mary Myers Kauppila ($56,963), Bailey Morris-Eck ($17,766), Kirk P. Pendleton ($162,489) and Olin C. Robison ($44,462). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.


                              AMCAP Fund - Page 12

FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1966 and reorganized as a Maryland corporation on May 10, 1990.


All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C and F, and 529 classes of shares. The 529 share classes are available to investors establishing qualified tuition savings accounts through the Virginia CollegeAmerica 529 plan. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Martin Fenton, Mary Myers Kauppila, Bailey Morris-Eck, Kirk Pendleton, and Olin Robison, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The function of the Committee is the oversight of the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. There were two Audit Committee meetings during the 2001 fiscal year.


The fund has a Nominating Committee comprised of H. Frederick Christie, Mary Anne Dolan, and Steven Sample, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors.
 While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in


                              AMCAP Fund - Page 13
writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were no Nominating Committee meetings during the 2001 fiscal year.


The fund has a Contracts Committee comprised of H. Frederick Christie, Mary Anne Dolan, Martin Fenton, Mary Myers Kauppila, Bailey Morris-Eck, Kirk Pendleton, Olin Robison, and Steven Sample, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of any agreements, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue prior to voting thereon, and to make its recommendations to the full Board of Directors on these matters. The Contracts Committee met once during the 2001 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until March 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided to the Committee by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full


                              AMCAP Fund - Page 14

Board of Directors. The Board considered a number of factors, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser in renewing the existing Agreement. Specifically, the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry and that shareholders have received good value in return for their fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The Agreement provides for monthly fees, accrued daily, based on the following rates and net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.485%                  $0                         $1 billion
------------------------------------------------------------------------------
         0.385                    1 billion                  2 billion
------------------------------------------------------------------------------
         0.355                    2 billion                  3 billion
------------------------------------------------------------------------------
         0.335                    3 billion                  5 billion
------------------------------------------------------------------------------
         0.32                     5 billion                  8 billion
------------------------------------------------------------------------------
         0.31                     8 billion
------------------------------------------------------------------------------


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


                              AMCAP Fund - Page 15

For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received from the fund advisory fees of $27,225,000, $23,853,000, and $19,703,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares; and Class 529A, 529B, 529C, 529E, and 529F shares (collectively the "Class 529 shares") will continue in effect until March 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
 The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and the Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529B shares. For Class C and 529C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and


                              AMCAP Fund - Page 16
commissions paid to qualified dealers of Class C and 529C shares. For Class 529E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                         FISCAL YEAR/PERIOD    COMMISSIONS, REVENUE   ALLOWANCE OR
                                               OR FEES RETAINED       COMPENSATION TO DEALERS
----------------------------------------------------------------------------------------------------------------

CLASS A                  2001                  $2,012,000             $9,060,000
                         2000                  $2,191,000             $10,261,000
                         1999                  $1,596,000             $7,571,000
----------------------------------------------------------------------------------------------------------------
CLASS B                  2001                  $264,000               $1,606,000
----------------------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares, (ii) for Class 529A shares up to 0.50% of its net assets attributable to Class 529A shares, (iii) for Class B and 529B shares, 1.00% of its average daily net assets attributable to Class B and 529B shares, respectively, (iv) for Class C and 529C shares, 1.00% of its average daily net assets attributable to Class C and 529C shares, respectively, (v) for Class 529E shares, up to 0.75% of its average daily net assets attributable to Class 529E shares, and (vi) for Class F and 529F shares, up to 0.50% of its average daily net assets attributable to Class F and 529F shares, respectively, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made.


For Class A and 529A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined


                              AMCAP Fund - Page 17
contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529E shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529F Plans for distribution-related expenses.


During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

             12B-1 EXPENSES ACCRUED AND PAID  12B-1 EXPENSES ACCRUED AND UNPAID
---------------------------------------------------------------------------------
CLASS A      $16,598,000                      $3,738,000
---------------------------------------------------------------------------------
CLASS B      $165,000                         $31,000
---------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                              AMCAP Fund - Page 18

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to


                              AMCAP Fund - Page 19
receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividend and capital gain distributions by 529 share classes will automatically be reinvested.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


                              AMCAP Fund - Page 20

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and


                              AMCAP Fund - Page 21
capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                              AMCAP Fund - Page 22

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529A, 529B, 529C OR 529F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE 529 PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO 529 ACCOUNTS.


                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application (see        statement.
                        above).
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments (see        privilege, you, your financial
                        above).                 advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments (see        information may access American
                        above).                 FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



                              AMCAP Fund - Page 23

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased only by investors establishing qualified tuition savings accounts through the Virginia CollegeAmerica 529 program. Class 529E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


                              AMCAP Fund - Page 24

FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .   002       202       302       402
American Balanced Fund/(R)/ . . . . . . . . . . . .   011       211       311       411
American Mutual Fund/(R)/ . . . . . . . . . . . . .   003       203       303       403
Capital Income Builder/(R)/ . . . . . . . . . . . .   012       212       312       412
Capital World Growth and Income Fund/SM/ . . . .      033       233       333       433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .   016       216       316       416
Fundamental Investors/SM/ . . . . . . . . . . . . .   010       210       310       410
The Growth Fund of America/SM/  . . . . . . . . . .   005       205       305       405
The Income Fund of America/(R)/ . . . . . . . .       006       206       306       406
The Investment Company of America/(R)/ . . . . .      004       204       304       404
The New Economy Fund/(R)/ . . . . . . . . . . . . .   014       214       314       414
New Perspective Fund/(R)/ . . . . . . . . . . . . .   007       207       307       407
New World Fund/SM/  . . . . . . . . . . . . . . . .   036       236       336       436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .   035       235       335       435
Washington Mutual Investors Fund/SM/ . . . . . .      001       201       301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ .       040       240       340       440
American High-Income Trust/SM/  . . . . . . . . . .   021       221       321       421
The Bond Fund of America/SM/  . . . . . . . . . . .   008       208       308       408
Capital World Bond Fund/(R)/  . . . . . . . . . . .   031       231       331       431
Intermediate Bond Fund of America/SM/ . . . . .       023       223       323       423
Limited Term Tax-Exempt Bond Fund of America/SM/  .   043       243       343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . .      019       219       319       419
The Tax-Exempt Fund of California/(R)/* . . . .       020       220       320       420
The Tax-Exempt Fund of Maryland/(R)/* . . . . .       024       224       324       424
The Tax-Exempt Fund of Virginia/(R)/* . . . . .       025       225       325       425
U.S. Government Securities Fund/SM/ . . . . . .       022       222       322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . .       009       209       309       409
The Tax-Exempt Money Fund of America/SM/ . . . .      039       N/A       N/A       N/A
The U.S. Treasury Money Fund of America/SM/ . .       049       N/A       N/A       N/A
___________
*Available only in certain states.



                              AMCAP Fund - Page 25

                                                    FUND NUMBERS

                                       ----------------------------------------
FUND                                   CLASS   CLASS  CLASS    CLASS   CLASS
                                       529A    529B   529C     529E    529F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS

AMCAP Fund/(R)/ . . . . . . . .          1002    1202   1302    1502     1402
American Balanced Fund/(R)/ . .          1011    1211   1311    1511     1411
American Mutual Fund/(R)/ . . .          1003    1203   1303    1503     1403
Capital Income Builder/(R)/ . .          1012    1212   1312    1512     1412
Capital World Growth and Income
Fund/SM/ . . . . . . . . . . .           1033    1233   1333    1533     1433
EuroPacific Growth Fund/(R)/ .           1016    1216   1316    1516     1416
Fundamental Investors/SM/ . . .          1010    1210   1310    1510     1410
The Growth Fund of America/SM/           1005    1205   1305    1505     1405
The Income Fund of America/(R)/ . . .    1006    1206   1306    1506     1406
The Investment Company of
America/(R)/. . . . . . . . .            1004    1204   1304    1504     1404
The New Economy Fund/(R)/ . . .          1014    1214   1314    1514     1414
New Perspective Fund/(R)/ . . .          1007    1207   1307    1507     1407
New World Fund/SM/ . . . . . .           1036    1236   1336    1536     1436
SMALLCAP World Fund/(R)/ . . .           1035    1235   1335    1535     1435
Washington Mutual Investors Fund/SM/     1001    1201   1301    1501     1401
BOND FUNDS

American High-Income Trust/SM/           1021    1221   1321    1521     1421
The Bond Fund of America/SM/ .           1008    1208   1308    1508     1408
Capital World Bond Fund/(R)/ .           1031    1231   1331    1531     1431
Intermediate Bond Fund of America/SM/    1023    1223   1323    1523     1423
U.S. Government Securities Fund/SM/      1022    1222   1322    1522     1422
MONEY MARKET FUND

The Cash Management Trust of
America/(R)/                             1009    1209   1309    1509     1409





                              AMCAP Fund - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000  . . . . . . . . . . . . . . . . . . . . . . .     6.10%      5.75%         5.00%
$25,000 but less than $50,000  . . . . . . . . . . . . . . . . .     5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                   NONE        NONE        (SEE BELOW)
--------------------------------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


                              AMCAP Fund - Page 27

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration and Compliance Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" and "CDSC Waivers for Class B and C Shares" below.


                              AMCAP Fund - Page 28

CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B and C shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529E SALES CHARGE - Class F and 529E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529C shares will not convert to Class 529F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the


                              AMCAP Fund - Page 29
automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III


                              AMCAP Fund - Page 30
     variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     . endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;


                              AMCAP Fund - Page 31

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.


                              AMCAP Fund - Page 32

(5) For Class 529A shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% SWP limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

(4) For Class 529B and 529C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship.

Dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions in excess of 12% of an account value will not qualify for a CDSC waiver.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in Class A shares at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


                              AMCAP Fund - Page 33

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


                              AMCAP Fund - Page 34

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Boards. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                              AMCAP Fund - Page 35

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $75,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.


                              AMCAP Fund - Page 36

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                              AMCAP Fund - Page 37

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the previous business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash


                              AMCAP Fund - Page 38

Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


Class A, B, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Exchanges from UGMA or UTMA custodial accounts invested in Class A, B, C or F shares to the corresponding 529 share class may result in significant legal and tax consequences as described in the 529 Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000


                              AMCAP Fund - Page 39
per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                              AMCAP Fund - Page 40

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended 2001, 2000 and 1999, amounted to $5,291,000, $3,244,000 and $3,054,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, Banc of America Corp. was among the top 10 dealers that received the largest amount of brokerage commissions and/or that acted as principals in portfolio transactions. The fund held equity securities of Banc of America Corp. in the amount of $55,000,000 as of the close of its most recent fiscal year.


                              AMCAP Fund - Page 41

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $5,439,000 for Class A shares and $16,000 for Class B shares for the 2001 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on February 28. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                              AMCAP Fund - Page 42

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- FEBRUARY 28, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                    $17.24
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                     $18.29


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.09% based on a 30-day (or one month) period ended February 28, 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended February 28, 2001 were -2.90%, 17.09% and 15.37%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended February 28, 2001 were 3.03%, 18.48% and 16.05%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


                              AMCAP Fund - Page 43

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                              AMCAP Fund - Page 44

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                              AMCAP Fund - Page 45

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term debt securities of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


                              AMCAP Fund - Page 46

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


                              AMCAP Fund - Page 47

                                    PART C
                              OTHER INFORMATION
                                AMCAP FUND, INC.

ITEM 23. EXHIBITS

(a) Articles Supplementary dated _________  (TO BE FILED BY AMENDMENT)
(b) Previously filed (see Post-Effective Amendment No. 60 filed 4/23/97)
(c) Previously filed (see Post-Effective Amendment No. 66 filed 3/12/01)
(d) Previously filed (see Post-Effective Amendment No. 64 filed 3/8/00)
(e) Form of Amended and Restated Principal Underwriting Agreement (TO BE FILED BY AMENDMENT)
(f) None
(g) Form of Global Custody Agreement (TO BE FILED BY AMENDMENT)
(h) Form of Administrative Services Agreement (TO BE FILED BY AMENDMENT)
(I) Legal Opinion for Class 529 A-Shares, 529 B-Shares, 529 C-Shares, 529 E-Shares and 529 F-Shares (TO BE FILED BY AMENDMENT)
(j) Consent of Independent Auditors (TO BE FILED BY AMENDMENT)
(k) None
(l) None
(m) Form of Plan of Distribution relating to Class 529 A-Shares, 529 B-Shares, 529 C-Shares, 529 E-Shares and 529 F-Shares (TO BE FILED BY AMENDMENT)
(n) Amended Form of Multiple Class Plan (TO BE FILED BY AMENDMENT)
(o) None
(p) Previously filed (see Post-Effective Amendment No. 66 filed 3/12/01)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 None

ITEM 25. INDEMNIFICATION

 The registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

ARTICLE VIII (H) AND (I) OF THE ARTICLES OF INCORPORATION OF THE FUND PROVIDES
THAT:

 (h) "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent provided by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law; and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability, to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."

 Subsection (b) of Section 2-418 of the GENERAL CORPORATION LAW OF MARYLAND empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbedin a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                           (2)             (3)



       NAME AND PRINCIPAL                        POSITIONS AND OFFICES         POSITIONS AND OFFICES

          BUSINESS ADDRESS                         WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug                            Vice President                None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                              Vice President                None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                         Vice President                None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                        Vice President                None



       Steven L. Barnes                          Senior Vice President         None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                             Vice President                None



       Michelle A. Bergeron                      Senior Vice President         None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                       Regional Vice President       None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                           Senior Vice President         None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                         Vice President                None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                             Senior Vice President         None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                         Senior Vice President         None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                                Vice President                None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                            Vice President                None



       Cody Callaway                             Regional Vice President       None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew Carlisle                          Regional Vice President       None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian Carroll                            Regional Vice President       None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                            Vice President                None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                         Senior Vice President         None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                     Senior Vice President         None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                          Vice President                None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                            Senior Vice President         None



L      Larry P. Clemmensen                       Director                      None



L      Kevin G. Clifford                         Director, President and       None
                                                 Co-Chief

                                                 Executive Officer



H      Cheri Coleman                             Assistant Vice President      None



       Ruth M. Collier                           Senior Vice President         None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                           Vice President                None



       Carlo O. Cordasco                         Regional Vice President       None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                       Vice President                None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                      Senior Vice President         None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



       William F. Daugherty                      Regional Vice President       None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Guy E. Decker                             Regional Vice President       None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                      Vice President                None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                     Regional Vice President       None

       91 Church Street

       East Aurora, NY 14052



L      Bruce DePriester                          Senior Vice President         None



       Tom Dickson                               Regional Vice President       None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                        Vice President                None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                           Senior Vice President         None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                             Senior Vice President         None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                            Director, Executive Vice      None
                                                 President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                         Secretary                     None



       Michael J. Dullaghan                      Regional Vice President       None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                          Senior Vice President         None



       Robert W. Durbin                          Vice President                None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                          Senior Vice President         None



       Timothy L. Ellis                          Regional Vice President       None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                             Senior Vice President         None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                           Regional Vice President       None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                          Senior Vice President         None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda Gardner                             Assistant Vice President      None



B      Evelyn K. Glassford                       Vice President                None



       Jeffrey J. Greiner                        Vice President                None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                        Director                      Senior Vice President



B      Mariellen Hamann                          Vice President                None



       Derek S. Hansen                           Regional Vice President       None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                           Senior Vice President         None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                           Vice President                None



       Steve Hipsley                             Regional Vice President       None

       100 Kaydeross Park Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                          Senior Vice President         None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                           Vice President                None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                       Director                      None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                          Senior Vice President         None



       John P. Keating                           Regional Vice President       None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32003



       Dorothy Klock                             Vice President                None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske                           Assistant Vice President



       Andrew R. LeBlanc                         Regional Vice President       None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                             Vice President                None



       T. Blake Liberty                          Vice President                None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                              Regional Vice President       None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                            Vice President                None



I      Kelle Lindenberg                          Assistant Vice President      None



       Louis K. Linquata                         Regional Vice President       None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                        Director                      None



       Stephen A. Malbasa                        Director, Senior Vice         None
                                                 President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                          Senior Vice President         None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                         Director, Senior Vice         None
                                                 President



L      E. Lee McClennahan                        Senior Vice President         None



       James R. McCrary                          Regional Vice President       None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                        Senior Vice President         None



       Terry W. McNabb                           Vice President                None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott Meade                               Regional Vice President       None

       41 South Road

       Rye Beach, NH 03871



       Monty Moncrief                            Regional Vice President       None

       55 Chandler Creek

       The Woodlands, TX 77381



       William E. Noe                            Vice President                None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                            Vice President                None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                             Vice President                None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                          Regional Vice President       None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                             Regional Vice President       None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                           Regional Vice President       None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                           Regional Vice President       None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                          Senior Vice President         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                       Assistant Vice President      None



       Carl S. Platou                            Vice President                None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                          Vice President                None



       Steven J. Reitman                         Senior Vice President         None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                          Vice President                None

       425 South Pitt Street

       Alexandria, VA 22314



L      Julie D. Roth                             Vice President                None



L      James F. Rothenberg                       Director                      None



       Douglas F. Rowe                           Vice President                None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                      Vice President                None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                               Assistant Vice President      None



       Dean B. Rydquist                          Senior Vice President         None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                         Senior Vice President         None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                       Vice President                None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                      Regional Vice President       None

       201 McIver Street

       Greenville, SC 29601



L      R. Michael Shanahan                       Director                      Chairman of the Board



       Brad W. Short                             Regional Vice President       None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                            Chairman of the Board         None
                                                 and

       1000 RIDC Plaza, Suite 212                Co-Chief Executive
                                                 Officer

       Pittsburgh, PA 15238



       William P. Simon                          Senior Vice President         None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                           Regional Vice President       None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                           Senior Vice President         None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                   Vice President                None



       Anthony L. Soave                          Regional Vice President       None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Soullier                       Assistant Vice President      None



       Nicholas D. Spadaccini                    Vice President                None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                      Assistant Vice President      None



       Daniel S. Spradling                       Senior Vice President         None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                             Assistant Vice President      None



LW     Eric H. Stern                             Director                      None



       Brad Stillwagon                           Regional Vice President       None

       2438 Broadmeade Road

       Louisville, KY 40205



B      Max D. Stites                             Vice President                None



       Thomas A. Stout                           Vice President                None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                         Vice President                None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                      Senior Vice President         None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                            Assistant Vice President      None



       Gary J. Thoma                             Regional Vice President       None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cindy Thompson                            Regional Vice President       None

       23412 Pacific Park Drive, #5C

       Aliso Viejo, CA 92656



L      James P. Toomey                           Vice President                None



I      Christopher E. Trede                      Vice President                None



       George F. Truesdail                       Senior Vice President         None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                      Vice President                None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                            Regional Vice President       None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren                          Vice President                None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                             Senior Vice President,        None

                                                 Treasurer and Controller



       Gregory J. Weimer                         Vice President                None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                          Director                      None



SF     Gregory W. Wendt                          Director                      None



       George J. Wenzel                          Regional Vice President       None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                           Assistant Vice President      None



SF     N. Dexter Williams, Jr.                   Senior Vice President         None



       Timothy J. Wilson                         Vice President                None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                         Vice President                None



H      Marshall D. Wingo                         Director, Senior Vice         None
                                                 President



L      Robert L. Winston                         Director, Senior Vice         None
                                                 President



       William R. Yost                           Senior Vice President         None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                         Regional Vice President       None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                           Regional Vice President       None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 14th day of November, 2001.

    AMCAP FUND, INC.
    By /s/ R. Michael Shanahan
         (R. Michael Shanahan, Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on November 14, 2001, by the following persons in the capacities indicated.


    SIGNATURE                                         TITLE

(1) Chief Executive Officer:
    /s/ R. Michael Shanahan                        Chairman of the Board
    (R. Michael Shanahan)
(2) Principal Financial Officer and
    Principal Accounting Officer:
    /s/ Sheryl F. Johnson                          Treasurer
    (Sheryl F. Johnson)
(3) Directors:
    H. Frederick Christie*                         Director
    Mary Anne Dolan*                               Director
    Martin Fenton*                                 Director
    Claudia P. Huntington*                         President and Director
    Mary Myers Kaupilla*                           Director
    Bailey Morris-Eck*                             Director
    Kirk P. Pendleton*                             Director
    Olin C. Robison*                               Director
    Steven B. Sample*                              Director
    /s/ R. Michael Shanahan                        Chairman of the Board
   (R. Michael Shanahan)

*By   /s/ Julie F. Williams
         (Julie F. Williams, Attorney-in-Fact)